OPERATING EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
OPERATING EXPENSES
5.	OPERATING EXPENSES

	06/30/2018	06/30/2017
Operating expenses by nature
Third-party services	(2,892,021)	(3,144,176)
Depreciation and amortization	(2,928,118)	(2,853,052)
Rentals and Insurance	(2,083,906)	(2,127,423)
Personnel	(1,209,439)	(1,272,277)
Network maintenance service	(549,549)	(621,255)
Interconnection	(348,562)	(405,136)
Provision for contingencies (i)	(56,295)	23,215
Provision for bad debt (ii)	(780,766)	(345,846)
Advertising and marketing	(164,239)	(169,695)
Handset and other costs	(77,241)	(112,821)
Impairment losses	8	(66)
Taxes and other expenses	(107,664)	(152,096)
Other operating income (expenses), net	156,087	(205,349)

	(11,041,705)	(11,385,977)

Operating expenses by function
Cost of sales and/or services	(7,839,452)	(7,792,573)
Selling expenses	(2,337,920)	(2,119,432)
General and administrative expenses	(1,290,071)	(1,574,597)
Other operating income	940,034	1,152,721
Other operating expenses	(507,377)	(1,052,700)
Equity pick up	(6,919)	604

Total operating expenses	(11,041,705)	(11,385,977)

(i)

Refers to the reversal of the provision for the contingency arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and confirmation of the JRP.

(ii)	On June 30, 2018, the Company reassessed the assumptions for estimate adopted for the provision for bad debt.

5.       OPERATING EXPENSES

	2017	2016	2015 restated
Operating expenses by nature
Third-party services	(6,221,058)	(6,399,191)	(6,317,233)
Depreciation and amortization	(5,881,302)	(6,310,619)	(6,195,039)
Rentals and Insurance	(4,162,659)	(4,329,546)	(3,599,830)
Personnel	(2,791,331)	(2,852,224)	(2,719,530)
Network maintenance service	(1,251,511)	(1,540,320)	(1,901,569)
Interconnection	(778,083)	(1,173,475)	(1,808,845)
Provision for contingencies	(143,517)	(1,056,410)	(1,837,714)
Provision for bad debt	(691,807)	(643,287)	(721,175)
Advertising and marketing	(413,580)	(448,990)	(405,626)
Handset and other costs	(223,335)	(284,119)	(284,637)
Impairment losses (i)	(46,534)	(225,512)	(590,641)
Taxes and other expenses	(345,132)	(559,162)	(1,013,057)
Other operating income (expenses), net (ii)	(1,234,477)	(226,890)	218,504

	(24,184,326)	(26,049,745)	(27,176,392)

Operating expenses by function
Cost of sales and/or services	(15,676,216)	(16,741,791)	(16,250,083)
Selling expenses	(4,399,936)	(4,383,163)	(4,719,811)
General and administrative expenses	(3,064,252)	(3,687,706)	(3,912,178)
Other operating income	1,985,101	1,756,100	373,975
Other operating expenses	(3,028,590)	(2,988,067)	(2,646,412)
Equity pick up	(433)	(5,118)	(21,883)

Total operating expenses	(24,184,326)	(26,049,745)	(27,176,392)

(i)

As at December 31, 2017 and 2016, the Company conducted the annual impairment test and recognized a loss on goodwill related to Africa (Note 25) which is being reported as held for sale, in amounting R$46,534 and R$225,512, respectively. As at December 31, 2015, the Company conducted the annual impairment test and recognized a loss on goodwill amounting to R$501,465 related to goodwill and trademarks for the Telecommunication services in Brazil due to a significant change in the macroeconomic conditions in Brazil and R$89,176 related to Africa which is being reported as held for sale. The fair value of the reporting unit was estimated using the expected present value of future cash flows.

(ii)

In 2017 refers to the effects of non-recurring expenses related to unrecoverable tax, write-off of other assets and other expenses of R$1,188 million (R$227 million in 2016) due to reconcile the accounting balances as part of the process of JRP. In 2015 primarily include the reversal of a civil contingency amounting to R$325,709 arising from the revision of the calculation methodology and R$47,756 in costs relating to terminations of employment contracts in this period.